Filed pursuant to Rule 497(e)
                                              under the Securities Act of 1933,
                                                                    as amended.

                                                       File No. 033-18030
                                                       File No. 811-5371


                           RUSSELL INSURANCE FUNDS
                         SUPPLEMENT TO THE PROSPECTUS
                              DATED MAY 1, 1998
                    AS SUPPLEMENTED THROUGH AUGUST 17, 1998

Effective August 20, 1998, Frank Russell Investment Management Company makes the following changes to the Russell Insurance Funds' Prospectus.

In the section captioned "General Management of RIF," the following is added as a new second paragraph:

      "On August 10, 1998, Frank Russell Company and The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") announced that they had agreed that Northwestern Mutual would acquire Frank Russell Company, the sole shareholder of Frank Russell Investment Management Company. Frank Russell Company and Northwestern Mutual have signed a definitive purchase agreement, and it is expected that the transaction will be finalized at the end of 1998. Frank Russell Company will retain its identity and operating independence, and will continue to operate globally as a separate company."

                  The date of this supplement is August 17, 1998.

                                                 Filed pursuant to Rule 497(e)
                                             under the Securities Act of 1933,
                                                                   as amended.

                                                       File No. 033-18030
                                                       File No. 811-5371


                           RUSSELL INSURANCE FUNDS
                               SUPPLEMENT TO THE
                     STATEMENT OF ADDITIONAL INFORMATION
                              DATED MAY 1, 1998
                    AS SUPPLEMENTED THROUGH AUGUST 17, 1998

In the section captioned "Trustees and Officers" under "Structure and Governance," effective August 20, 1998, the Treasurer and Chief Accounting Officer will be the following person:

      Mark E. Swanson, 34, Treasurer and Chief Accounting Officer. Treasurer and Chief Accounting Officer, Russell Insurance Funds; Interim Director, Finance and Operations, Frank Russell Trust Company; Senior Vice President and Assistant Fund Treasurer, SSgA Funds (investment company); Interim Director of Fund Administration and Accounting, Frank Russell Investment Management Company; Manager, Funds Accounting and Taxes, Russell Fund Distributors, Inc. April 1996 to August 1998, Assistant Treasurer, Frank Russell Investment Company; August 1996 to August 1998, Assistant Treasurer, Russell Insurance Funds. November 1995 to July 1998, Assistant Secretary, the Seven Seas Series Fund. February 1997 to July 1998, Manager, Funds Accounting and Taxes, Frank Russell Investment Management Company.

In the section captioned "Consultant" under "Operation of the Investment Company," the following is added as a new second paragraph:

      "On August 10, 1998, Frank Russell Company and The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") announced that they had agreed that Northwestern Mutual would acquire Frank Russell Company, the sole shareholder of Frank Russell Investment Management Company. Frank Russell Company and Northwestern Mutual have signed a definitive purchase agreement, and it is expected that the transaction will be finalized at the end of 1998. Frank Russell Company will retain its identity and operating independence, and will continue to operate globally as a separate company."

                  The date of this supplement is August 17, 1998.



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